Cover	Mar. 27, 2024
Cover [Abstract]
Entity Registrant Name	THE MACREPORT.NET, INC.
Entity Central Index Key	0001143994
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 27, 2024
Entity File Number	000-33421
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	11-3584538
Entity Address Address Line 1	1603 Capitol Ave.
Entity Address City Or Town	Suite 310 A278 Cheyenne
Entity Address State Or Province	WY
Entity Address Postal Zip Code	82001
City Area Code	315
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	567-6946